SCHEDULE OF VALUATION ALLOWANCE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of the period	$ 35,174	$ 137,932
Current period change	20,924	(102,758)
Balance at end of the period	$ 56,098	$ 35,174